LEASES (Schedule of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Lessee Disclosure [Abstract]
2024	$ 25,963
2025	23,534
2026	21,206
2027	17,816
2028	14,997
2029 and thereafter	47,780
Total future lease payments	151,296	[1]
Less imputed interest	(13,218)
Total	$ 138,078

[1]	Total lease payments have not been reduced by sublease rental payments of approximately $326 due in the future under non-cancelable subleases.